UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-3081

DREYFUS APPRECIATION FUND, INC.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	12/31
Date of reporting period:	03/31/05

FORM N-Q

Item 1. Schedule of Investments.

Dreyfus Appreciation Fund, Inc.
Statement of Investments
March 31, 2005 (Unaudited)

Common Stock-98.3%	Shares		Value($)

Apparel-.9%
Christian Dior	550,000	[a]	40,113,563

Banking-6.0%
Bank of America	1,950,000		85,995,000
Federal Home Loan Mortgage	550,000		34,760,000
Federal National Mortgage Association	800,000		43,560,000
HSBC Holdings, ADR	650,000	[a]	51,610,000
SunTrust Banks	675,000		48,647,250
			264,572,250

Capital Goods-6.0%
Emerson Electric	950,000		61,683,500
General Electric	5,600,000		201,936,000
			263,619,500

Consumer Staples-5.9%
Sysco	700,000		25,060,000
Wal-Mart Stores	1,900,000		95,209,000
Walgreen	3,080,000		136,813,600
			257,082,600

Diversified Financials-8.4%
American Express	1,600,000		82,192,000
Citigroup	3,600,333		161,798,965
J.P. Morgan Chase & Co.	1,925,000		66,605,000
Merrill Lynch	1,050,000		59,430,000
			370,025,965

Energy-18.5%
BP, ADR	2,300,000		143,520,000
ChevronTexaco	2,600,000		151,606,000
ConocoPhillips	800,000		86,272,000
Exxon Mobil	5,332,598		317,822,841
Occidental Petroleum	400,000		28,468,000
Royal Dutch Petroleum	600,000		36,024,000
TotalFinaElf, ADR	400,000		46,892,000
			810,604,841

Food, Beverage & Tobacco-15.8%
Altria Group	4,100,000		268,099,000
Anheuser-Busch Cos.	1,400,000		66,346,000
Coca-Cola	3,140,000		130,843,800
Kraft Foods, Cl. A	900,000		29,745,000
Nestle, ADR	1,250,000		85,470,644
PepsiCo	2,100,000		111,363,000
			691,867,444

Hotels Restaurants & Leisure-.9%
McDonald's	1,225,000		38,146,500

Household & Personal Products-5.4%
Colgate-Palmolive	1,010,000		52,691,700
Estee Lauder Cos., Cl. A	800,000		35,984,000
Procter & Gamble	2,800,000		148,400,000
			237,075,700

Insurance-3.8%
American International Group	1,150,000		63,721,500
Berkshire Hathaway, Cl. A	820	[b]	71,340,000
Marsh & McLennan Cos.	1,000,000		30,420,000
			165,481,500

Materials-.4%
Praxair	400,000		19,144,000

Media-5.4%
McGraw-Hill Cos.	1,100,000		95,975,000
News, Cl. A	5,796,708		98,080,299
News, Cl. B	240,000	[a]	4,226,400
Time Warner	1,007,500	[b]	17,681,625
Viacom, Cl. B	600,000		20,898,000
			236,861,324

Pharmaceuticals & Biotechnology-11.3%
Abbott Laboratories	1,500,000		69,930,000
Johnson & Johnson	2,150,000		144,394,000
Eli Lilly & Co.	900,000		46,890,000
Merck & Co.	1,500,000		48,555,000
Pfizer	5,775,000		151,709,250
Roche Holding, ADR	600,000		32,143,753
			493,622,003

Retailing-2.4%
Home Depot	1,100,000		42,064,000
Target	1,300,000		65,026,000
			107,090,000

Semiconductors & Semiconductor Equipment-4.1%
Intel	7,650,000		177,709,500

Software & Services-2.1%
Microsoft	3,750,000		90,637,500

Transportation-1.0%
United Parcel Service, Cl. B	600,000		43,644,000

Total Common Stocks
(cost $3,082,243,597)			4,307,298,190

	Principal
Short Term Investments-1.5%	Amount($)		Value($)

U.S. Treasury Bills:
2.54%, 4/7/2005	19,984,000		19,975,607
2.63%, 4/14/2005	33,183,000		33,152,140
2.61%, 4/21/2005	5,295,000		5,287,375
2.55%, 4/28/2005	7,498,000		7,483,529
Total Short-Term Investments
(cost $65,897,986)			65,898,651

Investment Of Cash Collateral
for Securities Loaned-.6%	Shares		Value($)

Registered Investment Company:
Dreyfus Institutional Cash Advantage Fund
(cost $27,383,464)	27,383,464	[c]	27,383,464

Total Investments(Cost $3,175,525,047)	100.4%		4,400,580,305

Liabilities, Less Cash and Receivables	(.4%)		(18,411,954)

Net Assets	100.0%		4,382,168,351

ADR-American Depository Receipts.
[a] All or a portion of these securities are on loan. At March 31, 2005 the total market value of the fund's securities on loan is $26,587,082 and the total market value of the collateral held by the fund is $27,383,464.
[b] Non-Income Producing.
[c] Investments in affiliated money market mutual funds.
[d] Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Appreciation Fund, Inc.

By:	/s/ Stephen E. Canter

Stephen E. Canter
President

Date:	May 20, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter

Stephen E. Canter
Chief Executive Officer

Date:	May 20, 2005

By:	/s/ James Windels

James Windels
Chief Financial Officer

Date:	May 20, 2005

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)